Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Feb. 28, 2026
Schedule I Condensed Financial Information of Parent Company
Additional Information - Financial Statement Schedule I

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands of U.S. dollars, except share and share related data or otherwise noted)

	As of	As of
	February 28,	February 28,
	2025	2026
ASSETS

Current assets
Cash and cash equivalents	$1,036,364	$435,362
Short-term investments	1,510,867	1,275,552
Amounts due from subsidiaries and related parties, current	217,141	523,754
Prepaid expenses and other current assets	7,637	6,894
Total current assets	2,772,009	2,241,562

Long-term investments	164,132	236,394
Investments in its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools	1,009,495	1,501,369
Long-term prepayments and other non-current assets	71	22
Total assets	$3,945,707	$3,979,347

LIABILITIES AND EQUITY

Current liabilities
Amounts due to subsidiaries and related parties, current	$178,397	$188,465
Other current liabilities	743	16,445
Total current liabilities	179,140	204,910

Total liabilities	179,140	204,910

Equity
Class A common shares	154	156
Class B common shares	49	49
Treasury stock	—	(20)
Additional paid-in capital	4,294,819	3,694,418
Statutory reserve	179,537	216,638
Accumulated deficit	(624,078)	(130,428)
Accumulated other comprehensive loss	(83,914)	(6,376)
Total TAL Education Group’s equity	3,766,567	3,774,437

Total liabilities and equity	$3,945,707	$3,979,347

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands of U.S. dollars, except share and share related data or otherwise noted)

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Selling and marketing	$(15,396)	$(9,709)	$(4,685)
General and administrative	(45,519)	(32,112)	(26,176)
Total operating expenses	(60,915)	(41,821)	(30,861)

Interest income, net	62,828	66,714	46,058
Other income, net	16,769	53,461	132,406
Impairment loss on long-term investments	(15,833)	(5,247)	(9,898)
Income tax expenses	(1,852)	(1,965)	(913)
Loss from equity method investments	(7,927)	(5,530)	(595)
Equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools	3,357	18,979	394,554
Net (loss) / income	$(3,573)	$84,591	$530,751

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands of U.S. dollars, except share and share related data or otherwise noted)

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Net (loss) / income	$(3,573)	$84,591	$530,751
Other comprehensive (loss) / income
Foreign currency translation adjustment	(40,258)	(12,920)	81,343
Unrealized gain / (loss) on available-for-sale investments	4,996	(5,066)	(3,805)
Other comprehensive (loss) / income	(35,262)	(17,986)	77,538

Comprehensive (loss) / income attributable to TAL Education Group’s shareholders	$(38,835)	$66,605	$608,289

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flow

(In thousands of U.S. dollars, except share and share related data or otherwise noted)

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Net cash provided by / (used in) operating activities	$78,285	$95,118	$(48,805)

Cash flows from investing activities
Loan to group subsidiaries	—	(88,388)	(232,100)
Repayment of loan to subsidiaries	—	328,669	—
Purchase of short-term investments	(447,680)	(1,531,100)	(1,304,253)
Proceeds from maturity of short-term investments	718,066	1,040,846	1,797,086
Payments for long-term investments	(119,336)	(99,055)	(175,026)
Proceeds from disposal of long-term investments	46,939	865	5,608
Investment in subsidiaries	(60,544)	(16,721)	—

Net cash provided by / (used in) investing activities	137,445	(364,884)	91,315

Cash flows from financing activities
Proceeds from exercise of share options	462	407	573
Share repurchase	(233,557)	(13,147)	(644,085)

Net cash used in financing activities	(233,095)	(12,740)	(643,512)

Net change in cash and cash equivalents	(17,365)	(282,506)	(601,002)

Cash and cash equivalents at the beginning of year	1,336,235	1,318,870	1,036,364

Cash and cash equivalents at the end of year	$1,318,870	$1,036,364	$435,362

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.          BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools. The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.

2.          INVESTMENTS IN SUBSIDIARIES AND VIEs

The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries and schools were reported using the equity method of accounting. The Company’s share of income from its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools was reported as equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools in the condensed statements of operations.